Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Nicholas Fund, Inc.
Entity Central Index Key	0000071958
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
NICHOLAS FUND INC
Shareholder Report [Line Items]
Fund Name	Nicholas Fund, Inc.
Class Name	Nicholas Fund, Inc.
Trading Symbol	NICSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Nicholas Fund, Inc. (the "Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasfunds.com. You can also request this information by contacting us at 1-800-544-6547.
Additional Information Phone Number	1-800-544-6547
Additional Information Website	www.nicholasfunds.com
Expenses [Text Block]
What Were the Portfolio Costs for the Last Six Months?
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 investment	Annualized costs paid as a percentage of a $10,000 investment
Nicholas Fund	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 4,267,249,191
Holdings Count | shares	60
Investment Company, Portfolio Turnover	15.55%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of September 30, 2024
Net Assets	$4,267,249,191
Number of Portfolio Holdings	60
Portfolio Turnover Rate	15.55%

Holdings [Text Block]
Top Ten Equity Holdings
As of September 30, 2024
Name	Percentage of Net Assets
Microsoft Corporation	4.60%
Alphabet Inc. Class C	4.37%
Amazon.com, Inc.	3.62%
Apple Inc.	3.19%
NVIDIA Corporation	2.27%
O'Reilly Automotive, Inc.	2.25%
Costco Wholesale Corporation	2.18%
Home Depot, Inc.	2.18%
Fiserv, Inc.	2.07%
S&P Global, Inc.	1.99%
Total of top ten	28.72%
Sector Diversification (As a Percentage of Total Investments)
Graphical Representation of Holdings
As of September 30, 2024

Largest Holdings [Text Block]
Top Ten Equity Holdings
As of September 30, 2024
Name	Percentage of Net Assets
Microsoft Corporation	4.60%
Alphabet Inc. Class C	4.37%
Amazon.com, Inc.	3.62%
Apple Inc.	3.19%
NVIDIA Corporation	2.27%
O'Reilly Automotive, Inc.	2.25%
Costco Wholesale Corporation	2.18%
Home Depot, Inc.	2.18%
Fiserv, Inc.	2.07%
S&P Global, Inc.	1.99%
Total of top ten	28.72%